Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Allowance for Credit Losses
Schedule of commercial real estate loan portfolio disaggregated by the type of real estate securing the credit

	December 31, 2024		December 31, 2023
	(Dollars in Thousands)		(Dollars in Thousands)
	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate:
Commercial real estate construction development	$1,313,984	23.0%	$1,035,936	19.6%
Hotel	1,080,706	18.9	1,116,539	21.1
Retail multi-tenant	738,874	12.9	699,145	13.2
Lot development: residential and commercial lots	513,760	9.0	548,797	10.4
Warehouse	435,783	7.6	355,635	6.7
Office/Professional buildings	416,014	7.3	311,413	5.9
1 - 4 family construction	338,832	5.9	329,828	6.2
Multi-family	310,115	5.4	380,839	7.2
Owner occupied real estate	270,584	4.7	246,797	4.7
Commercial leased properties	194,023	3.4	167,539	3.2
Farmland	109,697	1.9	97,812	1.8
Total commercial real estate	$5,722,372	$100.0%	$5,290,280	$100.0%

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2024
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069
Losses charged to allowance	(34,149)	(2,228)	—	—	(46)	—	(185)	—	(36,608)
Recoveries credited to allowance	4,079	—	20	—	38	123	13	1	4,274
Net losses charged to allowance	(30,070)	(2,228)	20	—	(8)	123	(172)	1	(32,334)
Provision (credit) charged to operations	24,373	7,576	1,267	(219)	(276)	(1,116)	135	62	31,802
Balance at December 31, 2024	$29,853	$60,639	$43,990	$4,869	$5,528	$10,031	$281	$1,346	$156,537

	December 31, 2023
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972
Losses charged to allowance	(9,664)	—	—	—	(43)	(298)	(179)	—	(10,184)
Recoveries credited to allowance	5,433	837	143	—	16	260	16	—	6,705
Net losses charged to allowance	(4,231)	837	143	—	(27)	(38)	(163)	—	(3,479)
Provision (credit) charged to operations	13,053	9,770	6,086	1,294	1,080	2,778	200	315	34,576
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069

	December 31, 2022
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374
Losses charged to allowance	(9,050)	(2)	(16)	—	(160)	(28)	(223)	—	(9,479)
Recoveries credited to allowance	2,894	123	27	—	240	104	38	—	3,426
Net losses charged to allowance	(6,156)	121	11	—	80	76	(185)	—	(6,053)
Provision (credit) charged to operations	9,706	9,173	809	503	606	454	194	206	21,651
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972

	December 31, 2024
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$52,110	$400	$1,799,693	$29,453
Commercial real estate: other construction & land development	8,195	8,122	2,476,259	52,517
Commercial real estate: farmland & commercial	65,733	8,228	2,862,070	35,762
Commercial real estate: multifamily	42,964	1,882	267,151	2,987
Residential: first lien	45	—	530,039	5,528
Residential: junior lien	141	—	469,088	10,031
Consumer	—	—	49,777	281
Foreign	—	—	186,561	1,346

Total	$169,188	$18,632	$8,640,638	$137,905

	December 31, 2023
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,872	$7,971	$1,597,358	$27,579
Commercial real estate: other construction & land development	15,701	4,320	2,075,921	50,971
Commercial real estate: farmland & commercial	299	—	2,793,254	42,703
Commercial real estate: multifamily	96	—	380,743	5,088
Residential: first lien	93	—	477,940	5,812
Residential: junior lien	—	—	460,868	11,024
Consumer	—	—	45,121	318
Foreign	—	—	180,695	1,283

Total	$47,061	$12,291	$8,011,900	$144,778

Loans accounted on non-accrual basis, by loan class

	December 31, 2024		December 31, 2023

	(Dollars in Thousands)
	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance
Domestic
Commercial	$52,110	$51,276	$30,872	$122
Commercial real estate: other construction & land development	8,195	73	15,701	5,400
Commercial real estate: farmland & commercial	65,733	24,757	299	211
Commercial real estate: multifamily	42,964	73	96	96
Residential: first lien	134	134	202	172
Total non-accrual loans	$169,136	$76,313	$47,170	$6,001

Information regarding the aging of past due loans, by loan class

	December 31, 2024
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$4,070	$51,577	$579	$534	$56,226	$1,795,577	$1,851,803
Commercial real estate: other construction & land development	2,421	15	8,122	—	10,558	2,473,896	2,484,454
Commercial real estate: farmland & commercial	1,221	—	26,416	262	27,637	2,900,166	2,927,803
Commercial real estate: multifamily	—	270	25,064	—	25,334	284,781	310,115
Residential: first lien	4,763	1,337	3,631	3,542	9,731	520,353	530,084
Residential: junior lien	2,599	1,544	2,000	2,000	6,143	463,086	469,229
Consumer	122	32	16	16	170	49,607	49,777
Foreign	816	1,992	339	339	3,147	183,414	186,561
Total past due loans	$16,012	$56,767	$66,167	$6,693	$138,946	$8,670,880	$8,809,826

	December 31, 2023
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$2,387	$1,583	$30,238	$539	$34,208	$1,594,022	$1,628,230
Commercial real estate: other construction & land development	3,460	—	10,245	—	13,705	2,077,917	2,091,622
Commercial real estate: farmland & commercial	1,424	371	93	4	1,888	2,791,665	2,793,553
Commercial real estate: multifamily	369	330	—	—	699	380,140	380,839
Residential: first lien	1,812	1,439	2,545	2,437	5,796	472,236	478,032
Residential: junior lien	1,273	613	1,701	1,701	3,587	457,282	460,869
Consumer	263	11	27	27	301	44,820	45,121
Foreign	1,884	848	889	889	3,621	177,074	180,695
Total past due loans	$12,872	$5,195	$45,738	$5,597	$63,805	$7,995,156	$8,058,961

Summary of the loan portfolio by credit quality indicator, by loan class

	2024	2023	2022	2021	2020	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2024
Domestic
Commercial
Pass	$993,045	$343,212	$135,057	$214,702	$37,670	$63,030	$1,786,716
Watch List - Pass	—	11,113	—	—	—	—	11,113
Watch List - Substandard	1,341	327	74	122	—	—	1,864
Watch List - Doubtful	881	51,184	45	—	—	—	52,110
Total Commercial	$995,267	$405,836	$135,176	$214,824	$37,670	$63,030	$1,851,803
Commercial
Current-period gross writeoffs	$5,711	$2,689	$25,686	$44	$14	$5	$34,149
Commercial real estate: other construction & land development
Pass	$1,029,399	$921,180	$322,348	$144,221	$39,908	$2,925	$2,459,981
Special Review	—	16,000	—	—	—	—	16,000
Watch List - Substandard	278	—	—	—	—	—	278
Watch List - Doubtful	73	—	8,122	—	—	—	8,195
Total Commercial real estate: other construction & land development	$1,029,750	$937,180	$330,470	$144,221	$39,908	$2,925	$2,484,454
Commercial real estate: other construction & land development
Current-period gross writeoffs	$—	$1,146	$1,082	$—	$—	$—	$2,228
Commercial real estate: farmland & commercial
Pass	$814,273	$631,806	$531,035	$312,757	$220,510	$245,334	$2,755,715
Special Review	643	67,567	—	—	—	—	68,210
Watch List - Pass	16,490	—	—	—	—	—	16,490
Watch List - Substandard	18,934	242	2,122	—	357	—	21,655
Watch List - Doubtful	52,973	115	12,645	—	—	—	65,733
Total Commercial real estate: farmland & commercial	$903,313	$699,730	$545,802	$312,757	$220,867	$245,334	$2,927,803
Commercial real estate: multifamily
Pass	$90,092	$11,538	$108,830	$18,621	$8,198	$29,871	$267,150
Watch List - Doubtful	17,901	25,064	—	—	—	—	42,965
Total Commercial real estate: multifamily	$107,993	$36,602	$108,830	$18,621	$8,198	$29,871	$310,115
Residential: first lien
Pass	$180,743	$107,100	$81,618	$57,503	$29,316	$73,390	$529,670
Watch List - Substandard	95	—	—	274	—	—	369
Watch List - Doubtful	23	—	22	—	—	—	45
Total Residential: first lien	$180,861	$107,100	$81,640	$57,777	$29,316	$73,390	$530,084
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$46	$46
Residential: junior lien
Pass	$91,202	$73,740	$65,144	$70,969	$65,799	$102,234	$469,088
Watch List- Doubtful	141	—	—	—	—	—	141
Total Residential: junior lien	$91,343	$73,740	$65,144	$70,969	$65,799	$102,234	$469,229
Consumer
Pass	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Total Consumer	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Consumer
Current-period gross writeoffs	$43	$120	$22	$—	$—	$—	$185
Foreign
Pass	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Total Foreign	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Total Loans	$3,472,021	$2,298,973	$1,284,843	$826,553	$404,659	$522,777	$8,809,826

	2023	2022	2021	2020	2019	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2023
Domestic
Commercial
Pass	$791,233	$272,919	$364,271	$50,602	$21,468	$74,119	$1,574,612
Special Review	7,613	1,800	164	—	—	—	9,577
Watch List - Pass	11,865	—	—	—	—	—	11,865
Watch List - Substandard	1,180	92	28	—	—	4	1,304
Watch List - Doubtful	27	30,810	35	—	—	—	30,872
Total Commercial	$811,918	$305,621	$364,498	$50,602	$21,468	$74,123	$1,628,230
Commercial
Current-period gross writeoffs	$7,053	$2,187	$155	$264	$2	$3	$9,664
Commercial real estate: other construction & land development
Pass	$938,739	$674,037	$324,238	$96,400	$14,058	$3,219	$2,050,691
Watch List - Substandard	25,230	—	—	—	—	—	25,230
Watch List - Doubtful	2,726	12,975	—	—	—	—	15,701
Total Commercial real estate: other construction & land development	$966,695	$687,012	$324,238	$96,400	$14,058	$3,219	$2,091,622
Commercial real estate: farmland & commercial
Pass	$888,878	$628,653	$415,458	$267,705	$184,164	$248,626	$2,633,484
Special Review	5,205	—	3,357	—	—	—	8,562
Watch List - Pass	16,654	87	233	—	—	—	16,974
Watch List - Substandard	129,644	2,201	—	2,304	84	1	134,234
Watch List - Doubtful	211	88	—	—	—	—	299
Total Commercial real estate: farmland & commercial	$1,040,592	$631,029	$419,048	$270,009	$184,248	$248,627	$2,793,553
Commercial real estate: multifamily
Pass	$123,523	$94,551	$42,081	$73,652	$10,743	$36,193	$380,743
Watch List - Doubtful	—	96	—	—	—	—	96
Total Commercial real estate: multifamily	$123,523	$94,647	$42,081	$73,652	$10,743	$36,193	$380,839
Residential: first lien
Pass	$180,127	$83,568	$68,082	$39,935	$27,499	$78,306	$477,517
Watch List - Substandard	—	—	327	—	—	95	422
Watch List - Doubtful	—	93	—	—	—	—	93
Total Residential: first lien	$180,127	$83,661	$68,409	$39,935	$27,499	$78,401	$478,032
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$43	$43
Residential: junior lien
Pass	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Total Residential: junior lien	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Residential: junior lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$298	$298
Consumer
Pass	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Total Consumer	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Consumer
Current-period gross writeoffs	$54	$115	$9	$—	$1	$—	$179
Foreign
Pass	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Foreign	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Loans	$3,364,226	$1,928,023	$1,328,045	$609,341	$295,840	$533,486	$8,058,961